Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SA FUNDS – INVESTMENT TRUST
Entity Central Index Key	0001075065
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
SA U.S. Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Fixed Income Fund
Class Name	SA U.S. Fixed Income Fund
Trading Symbol	SAUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Fixed Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://buckinghamstrategicpartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUFX	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Core Bond IndexSM, which is composed of U.S. dollar-denominated investment grade bonds and is designed to be representative of the U.S. bond market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US 1-3 Year Composite Government and Corporate Bond IndexSM, which is designed to measure the performance of U.S. dollar-denominated government and corporate bonds with maturities between one and three years. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 5.27%, compared to a return of 4.83% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark for the fiscal year primarily due to the implementation of the Fund’s Variable Maturity Strategy, during which the Fund’s overall average maturity is lengthened or shortened depending on the availability of securities in the marketplace deemed to have higher expected returns by the Fund’s Sub-Adviser. During periods of the fiscal year when interest rates were rising, the Fund was overweight relative to the Secondary Benchmark in shorter maturities, while later in the fiscal year, as rates receded, the Fund began extending its maturity positioning. Overall these changes in maturity in the Fund helped the Fund outperform the Secondary Benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUFX	5.27%	0.38%	0.55%
Primary Benchmark	2.56%	(0.26%)	1.30%
Secondary Benchmark	4.83%	1.21%	1.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 05, 2024
Net Assets	$ 467,540,458
Holdings Count | Integer	78
Advisory Fees Paid, Amount	$ 591,661
Investment Company, Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$467,540,458
# of Portfolio Holdings	78
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$591,661

Holdings [Text Block]
Portfolio Composition (As a % of long-term investments)
U.S. Government & Agency Obligations	60.8%
Corporate Bonds and Notes	24.8
Yankee Corporate Bonds and Notes	14.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes in the Fund since July 1, 2023. For complete information you may review the Fund's prospectus, as supplemented to date, which is available at the website included at the beginning of the report or upon request at 1-844-366-0905.

Effective March 5th, 2024, the Fund's investment objective was changed to maximize total return available from a universe of higher-quality fixed income investments maturing in one to ten years from the date of settlement.

The Fund made three changes to its strategies that were effective March 5th, 2024. First, the Fund will now acquire obligations that mature between one and ten years from the date of settlement. Second, during normal market conditions, the Fund will seek to maintain an average portfolio duration within minus half a year to plus one year (-0.5 to +1.0 years) of the average duration of the Morningstar® U.S. 1-3 Year Government and Corporate Bond IndexSM. Third, a new investment guideline was added to the principal investment strategies that permits the Fund under normal circumstances to invest up to 20% of its net assets in Treasury Inflation-Protected Securities.

Material Fund Change Strategies [Text Block]	The Fund made three changes to its strategies that were effective March 5th, 2024. First, the Fund will now acquire obligations that mature between one and ten years from the date of settlement. Second, during normal market conditions, the Fund will seek to maintain an average portfolio duration within minus half a year to plus one year (-0.5 to +1.0 years) of the average duration of the Morningstar® U.S. 1-3 Year Government and Corporate Bond IndexSM. Third, a new investment guideline was added to the principal investment strategies that permits the Fund under normal circumstances to invest up to 20% of its net assets in Treasury Inflation-Protected Securities.
Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://buckinghamstrategicpartners.com/sa-funds/documents
SA Global Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	SA Global Fixed Income Fund
Class Name	SA Global Fixed Income Fund
Trading Symbol	SAXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Global Fixed Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://buckinghamstrategicpartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAXIX	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Global Core Bond Hedged IndexSM, which is composed of investment grade bonds and is designed to be representative of the global bond market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM, which is designed to measure the performance of global investment grade government bonds with maturities between one and five years. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 5.19%, compared to a return of 5.00% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark for the fiscal year by 0.19% primarily due to the implementation of the Fund’s Variable Maturity Strategy, during which the Fund’s overall average maturity is lengthened or shortened depending on the availability of securities in the marketplace deemed to have higher expected returns by the Fund’s Sub-Adviser. During periods of the fiscal year when interest rates were rising, the Fund was overweight relative to the Secondary Benchmark in shorter maturities, while later in the fiscal year, as rates receded, the Fund began extending its maturity positioning. Overall these changes in maturity in the Fund helped the Fund outperform the Secondary Benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAXIX	5.19%	0.00%	0.68%
Primary Benchmark	3.86%	(0.19%)	1.81%
Secondary Benchmark	5.00%	1.19%	1.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 05, 2024
Net Assets	$ 585,214,982
Holdings Count | Integer	111
Advisory Fees Paid, Amount	$ 1,524,253
Investment Company, Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$585,214,982
# of Portfolio Holdings	111
Portfolio Turnover Rate	182%
Total Advisory Fees Paid	$1,524,253

Holdings [Text Block]
Portfolio Composition
(As a % of long-term investments)
Corporate Bonds and Notes	43.4%
U.S. Government & Agency Obligations	34.3
Sovereign Bonds and Notes	22.3

Largest Holdings [Text Block]
Top Ten Largest Countries
(As a % of long-term investments)
United States	52.3%
Canada	14.3
Supranational	11.8
Australia	10.2
Netherlands	3.0
Norway	2.7
Finland	1.9
Sweden	1.5
France	1.4
Others	0.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes in the Fund since July 1, 2023. For complete information you may review the Fund's prospectus, as supplemented to date, which is available at the website included at the beginning of the report or upon request at 1- 844-366-0905.

Effective March 5th, 2024, the Fund's investment objective was changed to maximize total return available from a universe of higher-quality fixed income investments maturing in one to ten years from the date of settlement.

The Fund made three changes to its strategies that were effective March 5th, 2024. First, the Fund will now acquire obligations that mature between one and ten years from the date of settlement. Second, during normal market conditions, the Fund will seek to maintain an average portfolio duration within minus half a year to plus one and one-half years (-0.5 to +1.5 years) of the average duration of the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM. Third, a new investment guideline was added to the principal investment strategies that permits the Fund under normal circumstances to invest up to 20% of its net assets in Treasury Inflation-Protected Securities.

Material Fund Change Strategies [Text Block]	The Fund made three changes to its strategies that were effective March 5th, 2024. First, the Fund will now acquire obligations that mature between one and ten years from the date of settlement. Second, during normal market conditions, the Fund will seek to maintain an average portfolio duration within minus half a year to plus one and one-half years (-0.5 to +1.5 years) of the average duration of the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM. Third, a new investment guideline was added to the principal investment strategies that permits the Fund under normal circumstances to invest up to 20% of its net assets in Treasury Inflation-Protected Securities.
Updated Prospectus Phone Number	1-844-366- 0905
Updated Prospectus Web Address	https://buckinghamstrategicpartners.com/sa-funds/documents
SA U.S. Core Market Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Core Market Fund
Class Name	SA U.S. Core Market Fund
Trading Symbol	SAMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Core Market Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://buckinghamstrategicpartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAMKX	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of a broad-based securities market index. Effective June 30, 2024, for this Fund, performance is compared to the Morningstar® US Market Extended IndexSM (the "Primary Benchmark"), which is composed of large, mid, and small cap U.S. stocks. The benchmark index is unmanaged and does not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 23.29% compared to a return of 23.39% for the Fund’s Primary Benchmark. The Fund underperformed the Benchmark during the fiscal year by 0.10%, after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund held a larger position than did the benchmark in stocks of companies with higher levels of operating profitability while also holding a smaller position than the benchmark in stocks of companies with lower levels of operating profitability. Prior to the deduction of the Fund's fees and expenses, this strategy positioning helped the Fund outperform its benchmark index by more than 0.60%. However, after the deduction of fees and expenses, the Fund underperformed its Benchmark index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAMKX	23.29%	13.87%	11.89%
Primary Benchmark	23.39%	14.14%	12.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 688,355,029
Holdings Count | Integer	871
Advisory Fees Paid, Amount	$ 2,540,667
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$688,355,029
# of Portfolio Holdings	871
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$2,540,667

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors
(As a % of long-term investments)
Information Technology	28.4%
Financials	14.8
Health Care	11.8
Consumer Discretionary	10.6
Industrials	10.1
Communication Services	9.4
Consumer Staples	6.6
Energy	3.5
Utilities	2.5
Materials	2.2

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://buckinghamstrategicpartners.com/sa-funds/documents
SA U.S. Value Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Value Fund
Class Name	SA U.S. Value Fund
Trading Symbol	SABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://buckinghamstrategicpartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SABTX	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Large-Mid Cap Broad Value IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 15.96%, compared to a return of 17.49% for the Fund’s Secondary Benchmark. The Fund underperformed this Benchmark during the fiscal year by 1.53%, after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund avoided holding positions in the stocks of companies whose ratio of price-to-book-value was above the average level in the marketplace (“growth-oriented stocks”). These growth-oriented stocks - particularly those with larger market capitalization - significantly outperformed the other stocks maintained in the Fund's Secondary Benchmark, leading to the Fund's underperformance of this Benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SABTX	15.96%	8.96%	7.72%
Primary Benchmark	23.39%	14.14%	12.19%
Secondary Benchmark	17.49%	11.47%	10.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 546,657,304
Holdings Count | Integer	261
Advisory Fees Paid, Amount	$ 2,133,318
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$546,657,304
# of Portfolio Holdings	261
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$2,133,318

Largest Holdings [Text Block]

Top Ten Largest Sectors (As a % of long-term investments)
Financials	25.3%
Energy	14.2
Health Care	13.3
Industrials	10.6
Information Technology	9.2
Materials	8.8
Communication Services	8.0
Consumer Discretionary	6.0
Consumer Staples	3.8
Real Estate	0.5

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://buckinghamstrategicpartners.com/sa-funds/documents
SA U.S. Small Company Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Small Company Fund
Class Name	SA U.S. Small Company Fund
Trading Symbol	SAUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://buckinghamstrategicpartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUMX	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Small Cap Extended IndexSM, which is designed to measure the performance of small cap stocks within the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 11.43%, compared to a return of 10.05% for the Fund’s Secondary Benchmark. The Fund outperformed this Benchmark during the fiscal year by 1.38% after deducting the Fund’s net operating expenses for the year. The Fund’s outperformance relative to its benchmark index over the fiscal year was the result of multiple factors. First, the Fund tends to exclude stocks of real estate investment trusts in a year when REITs exhibited weak performance. Also contributing to the Fund’s outperformance against its benchmark index was the Fund’s tendency to avoid stocks that have higher price-to-book ratios and that have low rates of profitability - such stocks exhibited very weak performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUMX	11.43%	9.09%	7.41%
Primary Benchmark	23.39%	14.14%	12.19%
Secondary Benchmark	10.05%	7.34%	7.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 308,532,661
Holdings Count | Integer	1,534
Advisory Fees Paid, Amount	$ 1,218,865
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$308,532,661
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,218,865

Holdings [Text Block]

What did the Fund invest in?
Top Ten Largest Sectors
(As a % of long-term investments)
Industrials	21.6%
Financials	18.4
Consumer Discretionary	15.2
Information Technology	12.6
Health Care	9.4
Materials	6.5
Consumer Staples	5.0
Energy	4.6
Utilities	3.9
Communication Services	2.1

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://buckinghamstrategicpartners.com/sa-funds/documents
SA International Value Fund
Shareholder Report [Line Items]
Fund Name	SA International Value Fund
Class Name	SA International Value Fund
Trading Symbol	SAHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA International Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://buckinghamstrategicpartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAHMX	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the international developed markets. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 12.57%, compared to a return of 12.67% for the Fund’s Secondary Benchmark. The Fund underperformed the Secondary Benchmark during the fiscal year by 0.10% after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund had a greater holding of stocks with the lowest ratios of price-to-book-value (commonly called "deep value stocks") than does the Secondary Benchmark. Such deep value stocks had returns during the fiscal year that were stronger than the overall return of this Benchmark, hence the Fund’s emphasis on those stocks provided the Fund with an initial level of outperformance to the Secondary Benchmark prior to the deduction of net operating expenses. However, with the deduction of net operating expenses, the Fund's resulting performance was slightly less than that of the Secondary Benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAHMX	12.57%	7.35%	3.49%
Primary Benchmark	10.76%	6.24%	4.18%
Secondary Benchmark	12.67%	6.48%	3.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 545,489,784
Holdings Count | Integer	441
Advisory Fees Paid, Amount	$ 2,409,815
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$545,489,784
# of Portfolio Holdings	441
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,409,815

Holdings [Text Block]

Top Ten Largest Sectors
(As a % of long-term investments)
Financials	30.6%
Energy	15.3
Consumer Discretionary	12.6
Materials	12.6
Industrials	9.3
Health Care	7.1
Consumer Staples	4.6
Communication Services	3.3
Real Estate	2.0
Information Technology	1.7

Largest Holdings [Text Block]
Top Ten Largest Countries
(As a % of long-term investments)
Japan	21.4%
United Kingdom	12.9
France	11.5
Switzerland	10.4
Canada	9.5
Germany	6.9
Australia	6.5
Netherlands	5.0
Spain	3.0
Others	12.9

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://buckinghamstrategicpartners.com/sa-funds/documents
SA International Small Company Fund
Shareholder Report [Line Items]
Fund Name	SA International Small Company Fund
Class Name	SA International Small Company Fund
Trading Symbol	SAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA International Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://buckinghamstrategicpartners.com/safunds/ documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://buckinghamstrategicpartners.com/safunds/ documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAISX	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Developed Markets ex-US Small Cap Target Market Exposure IndexSM, which is designed to measure the performance of small cap stocks within the international developed markets. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. Prior to June 2024, the Fund had a single Primary Benchmark (the ""Pre-June 2024 Benchmark"") known as the Morningstar® Global Markets ex-US Small-Mid Cap IndexSM. This Pre-June 2024 Benchmark index was designed to represent small and mid-cap stocks in all global markets (including emerging markets) except for those in the United States. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 9.86%, compared to a return of 7.75% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark during the fiscal year by 2.11% after deducting the Fund’s net operating expenses for the year. The Fund’s outperformance relative to the Secondary Benchmark across the fiscal year was due primarily to the Fund’s exclusion of real estate securities, which had negative performance during the fiscal year, as well as the Fund's lower allocation to low profitability growth stocks, which also performed negatively during the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAISX	9.86%	5.50%	3.74%
Primary Benchmark	10.76%	6.24%	4.18%
Secondary Benchmark	7.75%	3.46%	3.39%
Pre-June 2024 Benchmark	9.69%	4.57%	3.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 249,866,277
Holdings Count | Integer	1	[1]
Advisory Fees Paid, Amount	$ 616,072
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$249,866,277
# of Portfolio Holdings	1*
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$616,072

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Holdings (As a % of net assets)
DFA International Small Company Portfolio, Class INST *	100.1

*	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/usen/ funds/dfisx/international-small-company-portfolio-i.

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://buckinghamstrategicpartners.com/sa-funds/documents
SA Emerging Markets Value Fund
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Value Fund
Class Name	SA Emerging Markets Value Fund
Trading Symbol	SAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Emerging Markets Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://buckinghamstrategicpartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAEMX	$113	1.04%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Emerging Markets All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in emerging markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Emerging Markets Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the emerging markets. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 16.83%, compared to a return of 14.08% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark during the fiscal year by 2.75% after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund maintained a larger position than that of the Secondary Benchmark in the stocks of companies whose ratio of price-to-book-value was among the lowest in the marketplace (known as “deeper value stocks”). During the fiscal year, deeper value stocks exhibited strong performance overall relative to the other stocks in the Secondary Benchmark, contributing to the Fund’s outperformance relative to this Benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAEMX	16.83%	4.69%	2.39%
Primary Benchmark	14.01%	4.41%	3.60%
Secondary Benchmark	14.08%	4.72%	3.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 207,819,406
Holdings Count | Integer	1,779
Advisory Fees Paid, Amount	$ 287,212
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$207,819,406
# of Portfolio Holdings	1,779
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$287,212

Holdings [Text Block]

Top Ten Largest Sectors
(As a % of long-term investments)
Financials	29.0%
Information Technology	14.2
Materials	12.2
Energy	11.5
Consumer Discretionary	10.9
Industrials	9.7
Real Estate	3.1
Health Care	3.0
Consumer Staples	2.4
Communication Services	2.5

Largest Holdings [Text Block]

What did the Fund invest in?
Top Ten Largest Countries
(As a % of long-term investments)
China	24.8%
India	22.0
Taiwan	20.7
Korea	12.8
Brazil	4.5
South Africa	2.8
Mexico	2.3
Malaysia	1.6
Thailand	1.5
Others	7.0

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://buckinghamstrategicpartners.com/sa-funds/documents
SA Real Estate Securities Fund
Shareholder Report [Line Items]
Fund Name	SA Real Estate Securities Fund
Class Name	SA Real Estate Securities Fund
Trading Symbol	SAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Real Estate Securities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://buckinghamstrategicpartners.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://buckinghamstrategicpartners.com/safunds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAREX	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US REIT IndexSM, which is designed to measure the performance of real estate stocks within the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 5.61%, compared to a return of 5.63% for the Fund’s Secondary Benchmark. The Fund essentially experienced an equivalent level of return during the fiscal year as did the Secondary Benchmark, after deducting the Fund’s net operating expenses for the year. During the fiscal year, the Fund’s portfolio before deducting fees and expenses outperformed the Secondary Benchmark moderately by avoiding a small number of REITs held in the Benchmark that exhibited weak performance during the fiscal year, but after the deduction of fees and expenses, the Fund's net performance roughly equaled that of the Benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAREX	5.61%	2.70%	5.14%
Primary Benchmark	23.39%	14.14%	12.19%
Secondary Benchmark	5.63%	3.36%	5.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 123,997,506
Holdings Count | Integer	129
Advisory Fees Paid, Amount	$ 301,549
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$123,997,506
# of Portfolio Holdings	129
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$301,549

Largest Holdings [Text Block]
Largest Industry Holdings (As a % of long-term investments)
Specialized REITs	37.6%
Residential REITs	15.2
Retail REITs	14.6
Industrial REITs	12.7
Health Care REITs	11.6
Office REITs	3.4
Hotel & Resort REITs	2.9
Diversified REITs	2.0

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://buckinghamstrategicpartners.com/sa-funds/documents
SA Worldwide Moderate Growth Fund
Shareholder Report [Line Items]
Fund Name	SA Worldwide Moderate Growth Fund
Class Name	SA Worldwide Moderate Growth Fund
Trading Symbol	SAWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Worldwide Moderate Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://buckinghamstrategicpartners.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://buckinghamstrategicpartners.com/safunds/documents
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAWMX	$0*	0.00%*
*	Buckingham Strategic Partners, LLC, (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense and extraordinary expenses). Shareholders would have paid $77, or 0.72% when considering the acquired fund fees.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Global Markets IndexSM, which is composed of large, mid, and small cap stocks and is designed to be representative of the global stock market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Moderate Target Allocation IndexSM, which is designed to measure the performance of a portfolio holding 60% global stocks and 40% global bonds. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 12.87%, compared to a return of 14.11% for the Fund’s Secondary Benchmark. Since the Fund invests exclusively in shares of the SA Fund family (the “Underlying Funds”), the performance of the Fund relative to the Secondary Benchmark is driven primarily by the performance of each of the Underlying Funds against the relevant components of that Benchmark. For the fiscal year, three of the eight underlying funds contributed positively to relative performance, notably the SA US Fixed Income Fund. Five of the eight underlying funds contributed negatively to relative performance this quarter, most notably the SA US Core Market Fund, the SA Global Fixed Income Fund, and the SA US Value Fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the period since the Fund's inception. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception 7/1/15
SAWMX	12.87%	7.08%	6.25%
Primary Benchmark	18.60%	10.29%	8.97%
Secondary Benchmark	14.11%	7.76%	7.49%

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,922,332
Holdings Count | Integer	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$21,922,332
# of Portfolio Holdings	8
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Largest Holdings [Text Block]
Largest Holdings (As a % of net assets)
SA International Value Fund	19.7
SA U.S. Core Market Fund	17.0
SA U.S. Value Fund	16.8
SA Global Fixed Income Fund	15.0
SA U.S. Fixed Income Fund	15.0
SA Emerging Markets Value Fund	6.8
SA U.S. Small Company Fund	6.7
SA Real Estate Securities Fund	3.1

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://buckinghamstrategicpartners.com/sa-funds/documents

[1]	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/usen/ funds/dfisx/international-small-company-portfolio-i.
[2]	Buckingham Strategic Partners, LLC, (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense and extraordinary expenses). Shareholders would have paid $77, or 0.72% when considering the acquired fund fees.